Financial Instruments (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024
Statement [Line Items]
Foreign exchange gain (loss), net			$ 310	$ 1
Revenue	$ 6,746	$ 5,720	$ 22,616	$ 23,420
Concentration risk percentage, Revenue	39.00%	56.00%	52.00%	71.00%
Concentration risk percentage, Accounts receivable	31.00%		31.00%		71.00%
[Cash]	$ 548		$ 548		$ 159
Derivatives Liabilities [Member]
Statement [Line Items]
Expected life of warrants			4 months 9 days		1 year 1 month 6 days
Volatility			53.46%		52.72%
Risk-free weighted interest rate			2.62%		2.94%